Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2022
Schedule of related party transactions occurred during the reporting Period
	Year ended	Year ended
	June 30,	June 30,
	2022	2021
Payroll and benefits	$452,631	$448,984
Consulting fees	339,612	341,541
Professional fees	27,506	35,946
Share-based compensation	385,930	3,744,172
Total	$1,205,679	$4,570,643

related party balances existed as of the end
	As of	As of
	June 30,	June 30,
	2022	2021
Amounts receivable	$193,471	$17,007
Prepaid expenses	-	6,949
Accrued liabilities	35,257	64,503